Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Activities of Continuing Operations:
Net income attributable to common shareowners	$ 5,130	$ 4,979	$ 4,373
Non-controlling interest in subsidiaries' earnings	360	395	338
Net income	5,490	5,374	4,711
Less: Net income from discontinued operations	290	158	188
Net income from continuing operations	5,200	5,216	4,523
Adjustments to reconcile income from continuing operations to net cash flows provided by operating activities of continuing operations:
Depreciation and amortization	1,524	1,263	1,300
Deferred income tax provision	120	334	425
Stock compensation cost	210	221	148
Change in:
Accounts receivable	(165)	(697)	(313)
Inventories and contracts in progress	(539)	(330)	(259)
Other current assets	(4)	(24)	(20)
Accounts payable and accrued liabilities	811	760	1,168
Global pension contributions	(430)	(551)	(1,299)
Other operating activities, net	(122)	268	47
Net cash flows provided by operating activities of continuing operations	6,605	6,460	5,720
Investing Activities of Continuing Operations:
Capital expenditures	(1,389)	(929)	(838)
Increase in customer financing assets	(100)	(42)	(219)
Decrease in customer financing assets	75	92	162
Investments in businesses	(16,026)	(357)	(2,742)
Dispositions of businesses	425	494	205
Increase in collaboration intangible assets	1,543	0	0
Other investing activities, net	(237)	70	282
Net cash flows used in investing activities of continuing operations	(18,795)	(672)	(3,150)
Financing Activities of Continuing Operations:
Issuance of long-term debt	10,899	59	2,362
Repayment of long-term debt	(842)	(616)	(1,751)
(Decrease) increase in short-term borrowings, net	(214)	562	(141)
Common Stock issued under employee stock plans	522	226	386
Dividends paid on Common Stock	(1,752)	(1,602)	(1,482)
Repurchase of Common Stock	0	(2,175)	(2,200)
Other financing activities, net	(592)	(437)	(314)
Net cash flows provided by (used in) financing activities of continuing operations	8,021	(3,983)	(3,140)
Discontinued Operations:
Net cash provided by operating activities	41	130	186
Net cash provided by (used in) investing activities	2,974	(35)	(37)
Net cash used in financing activities	0	(22)	(13)
Net cash flows provided by discontinued operations	3,015	73	136
Effect of foreign exchange rate changes on cash and cash equivalents	30	(1)	68
Net (decrease) increase in cash and cash equivalents	(1,124)	1,877	(366)
Cash and cash equivalents, beginning of year	5,960	4,083	4,449
Cash and cash equivalents, end of year	4,836	5,960	4,083
Less: Cash and cash equivalents of businesses held for sale	17	0	0
Cash and cash equivalents	4,819	5,960	4,083
Supplemental Disclosure of Cash Flow Information:
Interest paid, net of amounts capitalized	725	642	753
Income taxes paid, net of refunds	1,772	1,432	1,222
Non-cash investing and financing activities include:
Contributions of UTC Common Stock to domestic defined benefit pension plans	$ 0	$ 450	$ 250